Exhibit 99.1

World Omni Auto Receivables Trust 2023-D
Monthly Servicer Certificate
December 31, 2024

Dates Covered
Collections Period	12/01/24 - 12/31/24
Interest Accrual Period	12/16/24 - 01/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	01/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/24	615,662,496.86	32,051
Yield Supplement Overcollateralization Amount 11/30/24	58,861,263.06	0
Receivables Balance 11/30/24	674,523,759.92	32,051
Principal Payments	27,650,799.65	671
Defaulted Receivables	1,061,463.57	39
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/24	55,535,225.05	0
Pool Balance at 12/31/24	590,276,271.65	31,341

Pool Statistics	$ Amount	# of Accounts
Pool Factor	57.69%
Prepayment ABS Speed	1.64%
Aggregate Starting Principal Balance	1,119,368,245.46	42,446

Delinquent Receivables:
Past Due 31-60 days	9,920,715.31	390
Past Due 61-90 days	2,557,158.19	99
Past Due 91-120 days	754,736.47	22
Past Due 121+ days	0.00	0
Total	13,232,609.97	511

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.05%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.51%
Delinquency Trigger Occurred	NO

Recoveries	510,735.06
Aggregate Net Losses/(Gains) - December 2024	550,728.51
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.98%
Prior Net Losses/(Gains) Ratio	0.72%
Second Prior Net Losses/(Gains) Ratio	0.69%
Third Prior Net Losses/(Gains) Ratio	0.61%
Four Month Average	0.75%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.42%

Overcollateralization Target Amount	6,788,177.12
Actual Overcollateralization	6,788,177.12
Weighted Average Contract Rate	6.25%
Weighted Average Contract Rate, Yield Adjusted	11.22%
Weighted Average Remaining Term	48.53

Flow of Funds	$ Amount
Collections	31,669,412.71
Investment Earnings on Cash Accounts	13,169.96
Servicing Fee	(562,103.13)
Transfer to Collection Account	-
Available Funds	31,120,479.54

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,684,194.80
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	153,556.50
(5) Noteholders' Second Priority Principal Distributable Amount	3,286,106.50
(6) Class C Interest	78,479.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,020,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,788,177.12
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,109,965.12

Total Distributions of Available Funds	31,120,479.54

Servicing Fee	562,103.13
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	954,260,000.00
Original Class B	30,060,000.00
Original Class C	15,020,000.00

Total Class A, B, & C
Note Balance @ 12/16/24	608,582,378.15
Principal Paid	25,094,283.62
Note Balance @ 01/15/25	583,488,094.53

Class A-1
Note Balance @ 12/16/24	0.00
Principal Paid	0.00
Note Balance @ 01/15/25	0.00
Note Factor @ 01/15/25	0.0000000%

Class A-2a
Note Balance @ 12/16/24	92,071,189.05
Principal Paid	12,547,141.81
Note Balance @ 01/15/25	79,524,047.24
Note Factor @ 01/15/25	42.0984898%

Class A-2b
Note Balance @ 12/16/24	92,071,189.10
Principal Paid	12,547,141.81
Note Balance @ 01/15/25	79,524,047.29
Note Factor @ 01/15/25	42.0984898%

Class A-3
Note Balance @ 12/16/24	317,800,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	317,800,000.00
Note Factor @ 01/15/25	100.0000000%

Class A-4
Note Balance @ 12/16/24	61,560,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	61,560,000.00
Note Factor @ 01/15/25	100.0000000%

Class B
Note Balance @ 12/16/24	30,060,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	30,060,000.00
Note Factor @ 01/15/25	100.0000000%

Class C
Note Balance @ 12/16/24	15,020,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	15,020,000.00
Note Factor @ 01/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,916,230.80
Total Principal Paid	25,094,283.62
Total Paid	28,010,514.42

Class A-1
Coupon	5.66800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.91000%
Interest Paid	453,450.61
Principal Paid	12,547,141.81
Total Paid to A-2a Holders	13,000,592.42

Class A-2b
SOFR Rate	4.59757%
Coupon	5.17757%
Interest Paid	397,254.19
Principal Paid	12,547,141.81
Total Paid to A-2b Holders	12,944,396.00

Class A-3
Coupon	5.79000%
Interest Paid	1,533,385.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,533,385.00

Class A-4
Coupon	5.85000%
Interest Paid	300,105.00
Principal Paid	0.00
Total Paid to A-4 Holders	300,105.00

Class B
Coupon	6.13000%
Interest Paid	153,556.50
Principal Paid	0.00
Total Paid to B Holders	153,556.50

Class C
Coupon	6.27000%
Interest Paid	78,479.50
Principal Paid	0.00
Total Paid to C Holders	78,479.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.9181568
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.1108568
Total Distribution Amount	28.0290136

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.4004797
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	66.4221377
Total A-2a Distribution Amount	68.8226174

A-2b Interest Distribution Amount	2.1029867
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	66.4221377
Total A-2b Distribution Amount	68.5251244

A-3 Interest Distribution Amount	4.8250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.8250000

A-4 Interest Distribution Amount	4.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.8750000

B Interest Distribution Amount	5.1083333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	5.1083333

C Interest Distribution Amount	5.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	5.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	130.95
Noteholders' Third Priority Principal Distributable Amount	598.54
Noteholders' Principal Distributable Amount	270.51

Account Balances	$ Amount
Reserve Account
Balance as of 12/16/24	2,504,634.24
Investment Earnings	9,328.14
Investment Earnings Paid	(9,328.14)
Deposit/(Withdrawal)	-
Balance as of 01/15/25	2,504,634.24
Change	-

Required Reserve Amount	2,504,634.24

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,667,451.06	5,213,280.43	9,294,255.34
Number of Extensions	162	201	331
Ratio of extensions to Beginning of Period Receivables Balance	0.69%	0.74%	1.27%